Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2014
Long-Term Prepaid Expenses [Abstract]
LONG-TERM PREPAID EXPENSES

NOTE 7 – LONG-TERM PREPAID EXPENSES

Long-term prepaid expenses primarily consist of prepaid rental expenses for a sale office located in Wuhan City. The prepaid rental expenses are being amortized using the straight-line method over the lease term of 20 years and expires on November 30, 2033.

Long-term prepaid expenses at December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Long-term prepaid rental expenses	$377,794	$379,531
Less: Accumulated amortization	(20,464)	(1,581)
	$357,330	$377,950

Amortization expense for the years ended December 31, 2014, 2013 and 2012 was $18,875, $1,561, and $0, respectively.

The estimated amortization expense of long-term prepaid expenses over each of the next five years and thereafter will be $18,875 per annum.